Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
NOTE 4 – Fair Value Measurements
Investments are valued at fair value. Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 provides a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under authoritative guidance are described below:
Basis of Fair Value Measurement
Level 1    Inputs to the valuation methodology are unadjusted quoted prices in active markets that are accessible to the Plan at the measurement date for identical, unrestricted assets or liabilities;
Level 2    Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as:
•Quoted prices for similar assets or liabilities in active markets;
•Quoted prices for identical or similar assets or liabilities in inactive markets;
•Inputs other than quoted prices that are observable for the asset or liability; and
•Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
Level 3    Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Common stocks: Valued at the closing price reported on the active markets on which the individual securities are traded.
Mutual funds and money market funds: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Self-directed brokerage accounts: These are participant self-directed investments which consist primarily of common stocks, mutual funds and money market funds. The valuation techniques and inputs for each of these investments are described above.
Collective funds: Valued at the NAV of units of the collective fund. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment adviser may reserve the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.
The preceding methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following tables set forth by level, within the fair value hierarchy, the Plan’s fair value measurements as of December 31, 2025 and 2024.

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$194,265,965	$-	$-	$194,265,965
Money market funds	2,463,331	-	-	2,463,331
Common stocks	84,683,125	-	-	84,683,125
Self-directed brokerage	72,755,836	-	-	72,755,836

Total assets in the fair value hierarchy	$354,168,257	-	$-	354,168,257

Investments measured at net asset value (a)				1,208,912,399

Investments at fair value				$1,563,080,656

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$163,837,523	$-	$-	$163,837,523
Money market funds	1,018,031	-	-	1,018,031
Common stocks	105,625,358	-	-	105,625,358
Self-directed brokerage	58,434,089	-	-	58,434,089

Total assets in the fair value hierarchy	$328,915,001	-	$-	328,915,001

Investments measured at net asset value (a)				764,230,450

Investments at fair value				$1,093,145,451
(a)In accordance with FASB ASC Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.
Net asset values and fair values were equal for investments included in the previous tables. Additionally, there were no unfunded commitments to purchase investments at December 31, 2025 and 2024. There are no restrictions on redemption of Plan investments. Commingled funds, including collective investment trusts, and mutual fund investments allow redemptions by the Plan at the end of every business day.
The Plan’s practice regarding the timing of transfers between levels is to measure transfers relative to total net assets available for benefits. For the year ended December 31, 2025, the Plan had no transfers between Levels 1, 2, or 3.